Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES	NOTE 5:- OTHER PAYABLES AND ACCRUED EXPENSES
	December 31,
	2020	2019

Employees and payroll accruals	$971	$673
Accrued expenses	681	319
IIA deferred grant	241	-
Other expenses	10	6

	$1,903	$998